File No. 2-84012
                                                    811-3752
                                                  Rule 497-c


Account Application The Managers Funds
Not for use with retirement plans.
Please call for IRA application
Please print clearly
MAIL TO: The Managers Funds
P.O. Box 8517
Boston, MA 02266-8517
800-252-0682
1a YOUR ACCOUNT REGISTRATION
(Check one box)
INDIVIDUAL OR JOINT ACCOUNT

Owner's Name:  First     Middle Initial Last
Joint Owner's Name: First     Middle Initial Last
*Joint Tenants with Right of Survivorship, unless you indicate otherwise

GIFT TO MINOR (UGMA/UTMA)**
_____________ as custodian for
Custodian's Name    First     Middle Initial Last
_____________ under the
Minor's Name:  First     Middle Initial Last
____________ **Uniform Gifts/Transfer to Minor's Act
State

TRUST***_______________
     Name of Trust
__________________________
Trustee's Name
__________________________
Trustee's Name
_________________________
Date of Trust Agreement       ***Copy of Trust Agreement
Must Accompany This Application

CORPORATION OR OTHER ENTITY
__________________________
Name of Corporation or Other Entity
__________________________
Type of Entity

1b   ACCOUNT ADDRESS
_________________________
Street or P.O. Box
_________________________
City, State, Zip Code
_________________________
Daytime Phone
2    SOCIAL SECURITY NUMBER OR EMPLOYER IDENTIFICATION
NUMBER

SS#
Individual Accounts specify the social security number of the owner
Joint Accounts specify the social security number of the owner who will report income and/or gains resulting from your investment in the Fund(s).
Uniform Gifts/Transfer to Minors accounts specify the minor's social security number.

ID#
Corporations, Partnerships, Estates, Other Entitities or Trust Accounts specify the Employer Identification number or Social Security number of the legal entity or organization that will report income and/or gains resulting from your investment in the Fund(s).

3    FUND SELECTION and PAYMENT METHOD
Indicate the amount to be invested in each fund:
(minimum $2,000 per Fund)
[152] Capital Appreciation $
[153] Special Equity           $
[154] Income Equity          $
[155] International Equity  $
[156] Bond                         $
[157] Sht & Intermediate Bond $
[158] Short Government    $
[159] Intermediate Mortgage $
[162] Money Market  $
[163] Global Bond   $
TOTAL               $

Payment Method:
By Check
Make check payable to: The Managers Funds
To Wire: Call 800-252-0682 for further instructions
WIRE TRANSFERS TO:
The State Street Bank and Trust Co., Boston, MA
ABA#011-000028
AC-#9905-0001-5
FBO="Name of Shareholder"

4    DIVIDENDS and CAPITAL GAINS DISTRIBUTIONS
Check your choice of dividend/capital gain distribution and choose your payment method, if applicable
Reinvest dividends and capital gains
Pay dividends and capital gains in cash
Pay dividends in cash; reinvest capital gains
Method of Payment: Check only one. If dividend income or capital gains are to be distributed in cash, select one below:
Send check to the address of record
Send cash via Automated Clearing House (ACH).
Please be sure to complete Section 9.

5    TELEPHONE PRIVILEGES

I(we) acknowledge that the account will be subject to the telephone exchange and redemption privileges described in the Funds' current prospectus and agree that, unless I have declined this option as indicated below the Fund and its Transfer Agent will not be liable for any loss in acting on written or telephone instructions reasonably believed by them to be authentic. In order to assure the genuineness of telephone transaction instructions provided to the Fund, I/we understand that the Funds will take steps to verify my identity based on requesting certain information provided on this application.

I/we further understand that so long as the Fund follows these procedures to reasonably assure the genuineness of the telephone instructions it receives, it, or its Transfer Agent, will not be held liable for any losses arising due to unauthorized or fraudulent telephone instructions

I do not want Telephone Exchange Privileges
I do not want Telephone Redemption Privileges
This authorization will remain in effect until The Managers Funds shall receive written notice with signature guarantee of termination or change signed by shareholder(s) of record. All telephone requests must be received on any business day prior to the close of the New York Stock Exchange, currently 4 p.m. Eastern Standard Time.

6    AUTOMATED INVESTMENT PLAN (Optional)
I authorize the Fund to transfer money from my bank account to my Managers Funds account on the 25th day of each month or the prior business day.
Check box if you want this service
Amount $ _____________
Name of Fund __________
Provide bank information in Section 9.

7    SYSTEMATIC WITHDRAWAL PLAN (Optional)
This plan makes it easy for you to receive regular withdrawals from your investment account. This plan will redeem the amount on the 25th of the month or the prior business day. Minimum withdrawal is $100 per fund.

Please transfer money from my Managers Funds account to my bank account on a monthly basis.

I wish to open a systematic withdrawal account.
Amount $ _____________
Name of Fund __________
PAYMENT INSTRUCTIONS
By Check  Via ACH to my bank account
(Complete information in Section 9 only for ACH)

8    CHECKWRITING PRIVILEGE (Optional)
Available on money market fund only
If you elect this service, a signature card will be provided, which you will need to complete. Allow 14 business days for delivery of your checkbook after our receipt of the signed signature card. Checks may be written against your money market account for a minimum of $500 each check.
Check box if you want this service

9    BANK INFORMATION
To electronically debit or credit your bank account via Automated Clearing House (ACH) you must attach a voided check for the bank account you wish to use, or, if a savings account, provide full bank account information as shown below. Any changes in these instructions must be made in writing.
_____________________________
Bank Name                Branch Office (if applicable)

_____________________________
Bank Branch Telephone No.

_____________________________
Bank Address (Do not use P.O. Box)

_____________________________
City State     Zip Code

_____________________________
Name(s) on your bank account

_______________________________
Bank Account No.    Bank ABA#
Account type (check one) Checking     Savings

10   SIGNATURE (Please read and sign)
The undersigned warrants that I/we have full authority to make this application, am/are of legal age and have received and read a current Prospectus and agree to its terms. I/we acknowledge that unless otherwise indicated, the account will be subject to the telephone exchange and redemption privileges described in the Fund(s)' current prospectus and agree that the Fund(s) and its Transfer Agent will not be liable for any loss in acting on written or telephonic instruction reasonably believed by them to be authentic.

Under penalty of perjury, I/we certify that:
(1) The number shown on this form is my/our correct taxpayer identification number and
(2) I/we am/are not subject to backup withholding because:
(a) I/we am/are exempt from backup withholding; or (b) I/we have been notified by the Internal Revenue Service (IRS) that I/we am/are subject to backup withholding as a result of a failure to report all interest or dividends; (c) the IRS has notified me/us that i/we am/are no longer subject to backup withholding.

(If you have been notified by the IRS that you are currently subject to backup withholding, you must cross out Item (2) above.)
(3) The information provided on this form is correct and
complete.
Resident Alien Non-Resident Alien
          Country _________________
________________________
Signature of Individual, Custodian or Trustees    Date

________________________
Signature of Joint Registrant, or Trustee, if any Date